VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—90.2%
Communication Services—9.2%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	$ 405	$ 195
Altice France S.A. 144A 5.125%, 7/15/29(1)	400	311
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	17	17
144A 4.750%, 3/1/30(1)	1,015	927
CMG Media Corp. 144A 8.875%, 12/15/27(1)	455	361
CSC Holdings LLC
5.250%, 6/1/24	280	274
144A 7.500%, 4/1/28(1)	620	464
DISH DBS Corp.
5.875%, 11/15/24	380	356
7.750%, 7/1/26	465	324
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	600	570
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	465	195
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	365	259
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	365	131
Telesat Canada 144A 6.500%, 10/15/27(1)	175	82
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	415	414
		4,880

Consumer Discretionary—13.9%
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	340	305
Caesars Entertainment, Inc. 144A 8.125%, 7/1/27(1)	175	179
Carnival Corp.
144A 7.625%, 3/1/26(1)	615	626
144A 7.000%, 8/15/29(1)	35	37
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	290	294
Clarios Global LP
144A 8.500%, 5/15/27(1)	300	301
144A 6.750%, 5/15/28(1)	30	31
Ford Motor Co.
3.250%, 2/12/32	581	483
4.750%, 1/15/43	225	186
Ford Motor Credit Co. LLC 7.350%, 3/6/30	200	215
Gates Global LLC 144A 6.250%, 1/15/26(1)	315	313
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(1)	310	310
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)	410	414
MDC Holdings, Inc. 3.966%, 8/6/61	635	414
Michaels Cos., Inc. (The) 144A 7.875%, 5/1/29(1)	340	214
NCL Finance Ltd. 144A 6.125%, 3/15/28(1)	395	378
	Par Value	Value

Consumer Discretionary—continued
Newell Brands, Inc. 6.625%, 9/15/29(2)	$ 485	$ 483
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	405	389
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	305	314
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	390	379
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(1)	375	373
Raptor Acquisition Corp. 144A 4.875%, 11/1/26(1)	315	300
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(1)	15	16
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	460	429
		7,383

Consumer Staples—3.1%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(1)	285	277
Coty, Inc. 144A 6.625%, 7/15/30(1)	330	339
H-Food Holdings LLC 144A 8.500%, 6/1/26(1)	270	26
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)	400	314
Kronos Acquisition Holdings, Inc. 144A 7.000%, 12/31/27(1)	510	487
Sigma Holdco B.V. 144A 7.875%, 5/15/26(1)	215	193
		1,636

Energy—19.4%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	350	348
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	340	337
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	360	362
BP Capital Markets plc 4.875% (3)	415	394
Chesapeake Energy Corp.
144A 5.500%, 2/1/26(1)	160	159
144A 5.875%, 2/1/29(1)	165	162
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	570	569
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	375	399
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)	367	382
CrownRock LP
144A 5.625%, 10/15/25(1)	260	260
144A 5.000%, 5/1/29(1)	230	224
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	420	386
Enbridge, Inc. 8.500%, 1/15/84	545	580
Enerflex Ltd. 144A 9.000%, 10/15/27(1)	286	276
See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Energy—continued
Energy Transfer LP Series H 6.500% (3)	$ 495	$ 470
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	320	262
Genesis Energy LP 8.875%, 4/15/30	295	305
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(1)	305	321
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	280	270
144A 6.000%, 2/1/31(1)	245	236
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(1)(4)	500	464
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	335	327
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)	115	9
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	450	433
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	335	325
Occidental Petroleum Corp. 6.125%, 1/1/31	460	478
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	380	357
Transocean, Inc.
144A 11.500%, 1/30/27(1)	143	149
144A 8.750%, 2/15/30(1)	233	243
USA Compression Partners LP 6.875%, 4/1/26	250	249
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	30	27
144A 4.125%, 8/15/31(1)	500	440
Viper Energy, Inc. 144A 7.375%, 11/1/31(1)	55	57
		10,260

Financials—11.4%
Acrisure LLC
144A 7.000%, 11/15/25(1)	675	674
144A 6.000%, 8/1/29(1)	140	127
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)	215	177
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	375	350
Discover Bank 4.650%, 9/13/28	275	262
Global Atlantic Fin Co. 144A 7.950%, 6/15/33(1)	468	519
Huntington National Bank (The) 5.699%, 11/18/25	305	301
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)	240	230
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	355	378
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	485	457
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	600	561
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(1)	660	615
	Par Value	Value

Financials—continued
Navient Corp. 5.875%, 10/25/24	$ 185	$ 185
NCR Atleos Corp. 144A 9.500%, 4/1/29(1)	300	319
OneMain Finance Corp. 6.875%, 3/15/25	330	334
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	395	387
UBS Group AG
144A 9.250%(1)(3)	75	83
144A 9.250%(1)(3)	80	86
		6,045

Health Care—7.7%
AdaptHealth LLC 144A 5.125%, 3/1/30(1)	550	429
Akumin, Inc. 144A 7.000%, 11/1/25(1)(5)	320	259
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(1)	45	30
144A 11.000%, 9/30/28(1)	52	38
144A 14.000%, 10/15/30(1)	10	6
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(1)(2)	510	444
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	385	364
Community Health Systems, Inc.
144A 6.875%, 4/15/29(1)	25	16
144A 6.125%, 4/1/30(1)	215	139
144A 5.250%, 5/15/30(1)	285	238
144A 4.750%, 2/15/31(1)	160	126
Endo Dac 144A 9.500%, 7/31/27(1)(6)	50	3
Lannett Co., Inc. 144A 7.750%, 4/15/26(1)(7)	105	6
Legacy LifePoint Health LLC 144A 4.375%, 2/15/27(1)	285	263
LifePoint Health, Inc. 144A 9.875%, 8/15/30(1)	260	263
Medline Borrower LP 144A 5.250%, 10/1/29(1)	435	410
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)(5)	256	164
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	90	90
144A 10.000%, 4/15/27(1)	76	77
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26	245	226
5.125%, 5/9/29	200	190
U.S. Acute Care Solutions LLC 144A 6.375%, 3/1/26(1)	355	297
		4,078

Industrials—11.2%
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(1)	380	378
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	125	128
Chart Industries, Inc. 144A 9.500%, 1/1/31(1)	275	299

See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Industrials—continued
Fortress Transportation & Infrastructure Investors LLC
144A 6.500%, 10/1/25(1)	$ 231	$ 230
144A 9.750%, 8/1/27(1)	40	42
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)	20	21
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	430	397
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)(2)	605	496
Icahn Enterprises LP
6.250%, 5/15/26	90	86
5.250%, 5/15/27	280	251
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)	445	397
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	310	289
Regal Rexnord Corp.
144A 6.300%, 2/15/30(1)	465	477
144A 6.400%, 4/15/33(1)	146	152
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	435	414
SRS Distribution, Inc. 144A 6.125%, 7/1/29(1)	540	512
TransDigm, Inc.
144A 6.875%, 12/15/30(1)	300	309
5.500%, 11/15/27	310	304
United Rentals North America, Inc. 3.750%, 1/15/32	404	357
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(1)(2)	435	368
		5,907

Information Technology—3.2%
CommScope Technologies LLC 144A 6.000%, 6/15/25(1)	470	383
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	130	124
144A 6.500%, 10/15/28(1)	340	308
GTCR W-2 Merger Sub LLC 144A 7.500%, 1/15/31(1)	352	372
Viasat, Inc. 144A 5.625%, 9/15/25(1)	535	522
		1,709

Materials—7.0%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)	568	410
Cleveland-Cliffs, Inc.
7.000%, 3/15/27	170	170
144A 6.750%, 3/15/26(1)	115	115
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	605	599
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	400	360
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	475	451
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	245	240
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(1)	390	390
	Par Value	Value

Materials—continued
Summit Materials LLC 144A 7.250%, 1/15/31(1)	$ 35	$ 37
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)	265	251
USI, Inc. 144A 7.500%, 1/15/32(1)	70	72
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	234	245
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	418	368
		3,708

Real Estate—1.2%
MPT Operating Partnership LP 3.500%, 3/15/31	465	291
VICI Properties LP 5.125%, 5/15/32	370	360
		651

Utilities—2.9%
Alexander Funding Trust II 144A 7.467%, 7/31/28(1)	285	299
Ferrellgas LP
144A 5.375%, 4/1/26(1)	305	299
144A 5.875%, 4/1/29(1)	175	165
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	235	248
Sunnova Energy Corp. 144A 5.875%, 9/1/26(1)	305	260
Vistra Corp. 144A 8.000% (1)(3)	278	277
		1,548

Total Corporate Bonds and Notes (Identified Cost $49,391)		47,805

Leveraged Loans—3.1%
Aerospace—0.5%
Kestrel Bidco, Inc. (1 month Term SOFR + 3.100%) 8.455%, 12/11/26(8)	269	268
Forest Prod / Containers—0.5%
Klockner Pentaplast of America, Inc. Tranche B (6 month Term SOFR + 4.975%) 10.476%, 2/12/26(8)	303	285
Health Care—0.5%
Sotera Health Holdings LLC (1 month Term SOFR + 3.750%) 9.106%, 12/11/26(8)	249	249
Information Technology—0.3%
Infinite Bidco LLC Second Lien (3 month Term SOFR + 7.262%) 12.645%, 3/2/29(8)	175	147

See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Manufacturing—0.6%
Arcline FM Holdings LLC
First Lien (3 month Term SOFR + 5.012%) 10.360%, 6/23/28(8)	$ 147	$ 146
Second Lien (3 month Term SOFR + 8.512%) 13.860%, 6/25/29(8)	190	181
		327

Metals / Minerals—0.7%
Covia Holdings Corp. (3 month Term SOFR + 4.262%) 9.676%, 7/31/26(8)	360	357
Total Leveraged Loans (Identified Cost $1,666)		1,633

	Shares
Preferred Stocks—1.0%
Financials—1.0%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	250(9)	236
Citigroup, Inc. Series T, 6.250%	315(9)	311
		547

Total Preferred Stocks (Identified Cost $564)		547

Common Stocks—0.3%
Consumer Discretionary—0.0%
MYT Holding LLC Class B(7)(10)	33,144	4
NMG Parent LLC(10)	116	12
		16

Energy—0.3%
QuarterNorth Energy Holding, Inc.(10)	1,072	143
Health Care—0.0%
Envision Healthcare Corp.(7)(10)	720	6
Total Common Stocks (Identified Cost $334)		165

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp., 12/29/49(7)(10)	8,563	11
Total Rights (Identified Cost $7)		11

Total Long-Term Investments—94.6% (Identified Cost $51,962)		50,161

	Shares	Value

Short-Term Investment—1.6%
Money Market Mutual Fund—1.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.250%)(11)	838,875	$ 839
Total Short-Term Investment (Identified Cost $839)		839

Securities Lending Collateral—2.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.250%)(11)(12)	1,143,274	1,143
Total Securities Lending Collateral (Identified Cost $1,143)		1,143

TOTAL INVESTMENTS—98.3% (Identified Cost $53,944)		$52,143
Other assets and liabilities, net—1.7%		887
NET ASSETS—100.0%		$53,030

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities amounted to a value of $39,513 or 74.5% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Security in default; interest payments are being received.
(6)	Security in default; no interest payments are being received.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Variable rate security. Rate disclosed is as of December 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(9)	Value shown as par value.
(10)	Non-income producing.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
Country Weightings†
United States	83%
Canada	6
Netherlands	2
Australia	2
Bermuda	2
United Kingdom	1
Panama	1
Other	3
Total	100%
† % of total investments as of December 31, 2023.
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$47,805	$—	$47,799	$6
Leveraged Loans	1,633	—	1,633	—
Equity Securities:
Preferred Stocks	547	—	547	—
Common Stocks	165	—	155	10
Rights	11	—	—	11
Money Market Mutual Fund	839	839	—	—
Securities Lending Collateral	1,143	1,143	—	—
Total Investments	$52,143	$1,982	$50,134	$27
Securities held by the Fund with an end of period value of $21 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2023.
See Notes to Schedule of Investments

VIRTUS NEWFLEET HIGH YIELD FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.